Share-based payments (Tables)	12 Months Ended
Dec. 31, 2020
Share-based payments
Schedule of total expenses arising from share‑based payment transactions

in EUR k	2018	2019	2020
Expenses arising from cash-settled share-based payment transactions	5,521	5,714	—
- 2016 VSOP	1,442	596	—
- 2017 VSOP (2019: including modification gain)	4,079	5,118	—
Expenses arising from equity-settled share-based payment transactions	—	704	5,658
- ESOP 2019, including replacement by RSUs		704	2,105
- 2020 grants to management board and employees		—	3,217
- 2020 grants to new CEO		—	269
- 2020 supervisory board grant		—	67
Total expenses arising from share‑based payment transactions	5,521	6,418	5,658

Virtual share option program 2016 (Cash settled)
Share-based payments
Schedule of share option activity

	2019
	Number	WAEP
Outstanding as of January 1	802,283	3.22
Exercised during the year	(802,283)	3.45
Outstanding as of December 31	—	—
Vested as of December 31	—	—
Exercisable as of December 31	—	—

Virtual share option program 2017 (Cash settled)
Share-based payments
Schedule of share option activity

	2019
	Number	WAEP
Outstanding as of January 1	10,496	1.0
Granted during the year	5,878	1.0
Cancelled during the year	(16,374)	1.0
Replacement awards granted during the year (note 20(iii))	805,308	0.12
Outstanding as of December 31	805,308	0.12
Vested as of December 31	805,308	0.12
Exercisable as of December 31	—	—

Equity share option 2017 and 2019
Share-based payments
Schedule of key assumptions used to derive the option value

	2019
	ESOP 2017	ESOP 2019
Exercise price (EUR)	0.12	12.58
Share price at grant date (EUR)	12.58	12.58
Volatility (%)	70	70
Risk‑free interest rate (%)	(0.7)	(0.7)
Dividend yield (%)	0	0
Option term (years)	10	10

Equity share option 2017 (Equity settled)
Share-based payments
Schedule of share option activity

	2020
	Number	WAEP
Outstanding as of January 1	805,308	0.12
Granted during the year	—	0.12
Cancelled during the year	—	0.12
Exercised during the year	(256,303)	0.12
Outstanding as of December 31	549,005	0.12
Vested as of December 31	549,005	0.12
Exercisable as of December 31	549,005	0.12

Equity share option 2019 (Equity settled)
Share-based payments
Schedule of share option activity

	2019		2020
	Number	WAEP (EUR)	Number	WAEP
Outstanding as of January 1	—	—	396,522	12.58
Cancelled during the year	—	—	(396,522)	12.58
Replacement awards granted during the year	—	—	300,000	—
Granted during the year	396,522	12.58	—	—
Exercised during the year	—	—	—	—
Outstanding as of December 31	396,522	12.58	300,000	—
Vested as of December 31	—	—	100,000	—
Exercisable as of December 31	—	—	100,000	—

2019 Plan
Share-based payments
Schedule of share option activity

	2020
	Options		RSUs
	Number	WAEP (USD)	Number	WAEP
Outstanding as of January 1	—	—	—	—
Granted during the year(1)	154,925	11.60	1,585,100	—
Exercised during the year	—	—	—	—
Outstanding as of December 31	154,925	11.60	1,585,100	—
Vested as of December 31	36,175	11.60	124,850	—
Exercisable as of December 31	36,175	11.60	124,850	—

(1)             The granted options and RSUs do not include the number of RSUs to be granted to the new CEO from 2022 (note 20(vii)) and the number of RSUs and options to be granted to be certain supervisory board members annually (note 20(viii)) based on the grant date criteria, as the number of grants to the new CEO depends on the volume-weighted average stock price of the Company and the number of grants to certain supervisory board members depends on the LTI factor determined at the respective grant dates.

Summary of Restricted Stock Units

	2020
	Options		RSUs
	Number	WAEP (USD)	Number	WAEP
Outstanding as of January 1	—	—	—	—
Granted during the year(1)	154,925	11.60	1,585,100	—
Exercised during the year	—	—	—	—
Outstanding as of December 31	154,925	11.60	1,585,100	—
Vested as of December 31	36,175	11.60	124,850	—
Exercisable as of December 31	36,175	11.60	124,850	—

(1)             The granted options and RSUs do not include the number of RSUs to be granted to the new CEO from 2022 (note 20(vii)) and the number of RSUs and options to be granted to be certain supervisory board members annually (note 20(viii)) based on the grant date criteria, as the number of grants to the new CEO depends on the volume-weighted average stock price of the Company and the number of grants to certain supervisory board members depends on the LTI factor determined at the respective grant dates.

Schedule of key assumptions used to derive the option value

	2020 Fair Value assumptions
	ESOP 2019	Options	Performormance
	Replacement		Based RSUs
Exercise price (USD)	14.00	11.60	n/a
Share price at grant date (USD)	12.02	11.05	12.54
Volatility (%)	75	75	88
Risk‑free interest rate (%)	1.0	0.8	0.2-0.3
Dividend yield (%)	0	0	0
Expected contractual life (years)	8.9	10	12.08-13.08
Weighted average fair value (USD)	12.02	6.20	8.23